Income tax (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Other Noncash Income Tax Expense	$ 204	$ 200	$ 615	$ 632
Income Tax Expense (Benefit)	2,050	2,185	6,025	5,982
Utilization Of Tax Loss Carryforwards	$ 713	$ 95	1,499	318
Increase Long Term Income Tax Payable			$ 1,499	$ 318